UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND‡ MAY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%**	Shares	Value
CONSUMER DISCRETIONARY — 15.0%
Amazon.com *	7,661	$12,484,519
Bright Horizons Family Solutions *	50,514	5,112,017
Burlington Stores *	18,675	2,731,219
Five Below *	16,614	1,174,776
JD.com ADR *	24,580	864,724
Live Nation Entertainment *	24,694	1,052,705
Starbucks	32,453	1,839,111

		25,259,071

ENERGY — 2.1%
Diamondback Energy	19,061	2,301,806
EOG Resources	9,897	1,165,966

		3,467,772

FINANCIALS — 13.1%
Charles Schwab	90,639	5,041,341
Independent Bank Group	34,030	2,560,758
MarketAxess Holdings	18,444	3,940,561
S&P Global	30,942	6,111,045
SVB Financial Group *	9,786	3,054,504
Western Alliance Bancorp *	20,281	1,222,133

		21,930,342

HEALTH CARE — 22.2%
ABIOMED *	9,516	3,626,928
Align Technology *	16,565	5,498,752
Anthem	17,759	3,932,198
AxoGen *	17,504	859,446
Centene *	10,394	1,217,761
Edwards Lifesciences *	35,125	4,823,014
Exact Sciences *	43,455	2,587,311
IDEXX Laboratories *	24,861	5,176,309
Intuitive Surgical *	11,928	5,482,944
Thermo Fisher Scientific	19,487	4,058,557

		37,263,220

INDUSTRIALS — 4.7%
AO Smith	38,375	2,420,311
Huntington Ingalls Industries	7,628	1,686,322
IHS Markit *	51,809	2,553,147

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND‡ MAY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — continued
Roper Technologies	4,501	$1,241,331

		7,901,111

INFORMATION TECHNOLOGY — 36.9%
Adobe Systems *	24,329	6,064,733
Applied Materials	45,099	2,290,127
Arista Networks *	22,247	5,596,455
ASML Holding, Cl G	12,084	2,376,319
Facebook, Cl A *	26,729	5,126,088
FleetCor Technologies *	14,330	2,856,685
Gartner *	33,009	4,381,615
Guidewire Software *	38,986	3,619,460
Mastercard, Cl A	54,218	10,307,926
Proofpoint *	30,895	3,611,317
salesforce.com *	23,795	3,077,407
SS&C Technologies Holdings	81,798	4,164,336
Tencent Holdings ADR	64,340	3,285,683
Tyler Technologies *	22,516	5,215,156

		61,973,307

MATERIALS — 3.4%
Ecolab	10,979	1,565,715
Sherwin-Williams	11,044	4,188,437

		5,754,152

REAL ESTATE — 1.3%
CoreSite Realty †	20,260	2,150,802

TOTAL COMMON STOCK (Cost $93,988,479)		165,699,777

CASH EQUIVALENT (A) — 1.4%
JPMorgan U.S. Government Money Market Fund, Cl I, 1.590% (Cost $2,435,411)	2,435,411	2,435,411

TOTAL INVESTMENTS — 100.1% (Cost $96,423,890)		$168,135,188

Percentages are based on Net Assets of $167,957,209.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND‡ MAY 31, 2018 (Unaudited)

‡	Effective June 25, 2018, the name of the Fund changed from AT All Cap Growth Fund to CIBC Atlas All Cap Growth Fund.
†	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of May 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended May 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

ATF-QH-004-0100

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND‡ MAY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%	Shares	Value
CONSUMER DISCRETIONARY — 11.8%
Comcast, Cl A	66,563	$2,075,434
Home Depot	16,125	3,008,118
McDonald’s	6,592	1,054,786
Starbucks	27,881	1,580,016
Time Warner	25,065	2,360,121
TJX	30,412	2,746,812

		12,825,287

CONSUMER STAPLES — 1.5%
CVS Health	25,700	1,629,123

ENERGY — 7.5%
Enterprise Products Partners LP (A)	100,675	2,909,507
Magellan Midstream Partners LP (A)	32,054	2,240,575
Royal Dutch Shell ADR, Cl B	41,911	3,031,423

		8,181,505

FINANCIALS — 23.3%
BlackRock, Cl A	3,295	1,760,288
Blackstone Group LP (A)	145,949	4,660,152
Brookfield Asset Management, Cl A	62,005	2,470,279
Citizens Financial Group	84,957	3,470,494
CME Group, Cl A	31,869	5,191,460
HSBC Holdings ADR	27,540	1,332,385
JPMorgan Chase	59,241	6,339,379

		25,224,437

HEALTH CARE — 13.7%
Abbott Laboratories	75,709	4,658,375
Anthem	21,447	4,748,795
Becton Dickinson	19,317	4,280,454
Merck	19,208	1,143,452

		14,831,076

INDUSTRIALS — 6.2%
Fastenal	35,656	1,897,969
Honeywell International	9,407	1,391,390
Raytheon	11,446	2,397,937
Union Pacific	7,357	1,050,285

		6,737,581

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND‡ MAY 31, 2018 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — 22.2%
Accenture, Cl A	9,531	$1,484,358
Apple	35,067	6,552,970
Microchip Technology	33,787	3,290,178
Microsoft	80,572	7,963,736
Texas Instruments	43,280	4,843,465

		24,134,707

MATERIALS — 1.4%
Avery Dennison	14,861	1,560,851

REAL ESTATE — 8.0%
American Tower, Cl A †	34,303	4,746,506
CyrusOne †	71,260	3,946,379

		8,692,885

UTILITIES — 3.2%
Brookfield Infrastructure Partners	90,516	3,448,660

TOTAL COMMON STOCK (Cost $70,406,046)		107,266,112

CASH EQUIVALENT (B) — 1.2%
JPMorgan U.S. Government Money Market Fund, Cl I, 1.590% (Cost $1,237,225)	1,237,225	1,237,225

TOTAL INVESTMENTS — 100.0% (Cost $71,643,271)		$108,503,337

Percentages are based on Net Assets of $108,545,374.

‡	Effective June 25, 2018, the name of the Fund changed from AT Equity Income Fund to CIBC Atlas Equity Income Fund.
†	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At May 31, 2018, these to securities amounted $9,810,234 or 9.0% of Net Assets.
(B)	The reporting rate is the 7-day effective yield as of May 31, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND‡ MAY 31, 2018 (Unaudited)

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended May 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

ATF-QH-004-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: July 27, 2018